SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net		$ 469,895	$ 437,653	$ 400,221	$ 321,011
Accumulated gains on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net			28	20
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net		683	(1,178)	(1,912)
Accumulated other comprehensive income (loss), net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, net	[1]	$ 683	$ (1,150)	$ (1,892)	$ (534)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.